Schedule 1 - Valuation and Qualifying Accounts (Detail) - Valuation allowances on deferred tax assets - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Valuation and Qualifying Accounts Disclosure [Line Items]
Valuation allowance, Balance at beginning of year	$ 435.5	$ 330.2	$ 324.4
Valuation allowance reversed	0.0	0.0	0.0
Valuation allowance raised	112.6	38.3	1.1
Arising on acquisition/ disposal of subsidiaries			(5.4)
Charged to unredeemed capital expenditure	58.3	108.1	60.2
Foreign currency translation adjustment	(100.7)	(41.1)	(50.1)
Valuation allowance, Balance at end of year	$ 505.7	$ 435.5	$ 330.2